CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 145,132,614	$ 143,500,526	$ 122,382,364
Cost of sales	(105,939,947)	(98,144,832)	(85,344,521)
Gross profit	39,192,667	45,355,694	37,037,843
Losses from interest in companies	0	0	(1,187,243)
Selling and administrative expenses	(12,510,583)	(12,327,920)	(10,157,473)
Impairment of property, plant and equipment	0	(297,737)	(2,784,272)
Other gains and losses	3,385,427	407,974	432,760
Tax on debits and credits to bank accounts	(1,455,247)	(1,446,237)	(1,438,852)
FINANCIAL RESULTS, NET
Exchange rate differences	(7,419,062)	(3,207,654)	4,846,433
Gain on net monetary position	13,747,163	3,911,809	5,678,068
Financial income	1,626,331	1,990,999	1,303,029
Financial expenses	(25,563,695)	(2,612,401)	(8,688,039)
Profit before tax	11,003,001	31,774,527	25,042,254
INCOME TAX EXPENSE
Current	(4,104,685)	(12,931,381)	(7,018,683)
Deferred	(5,091,437)	(6,485,226)	363,274
NET PROFIT FOR THE YEAR FROM CONTINUED OPERATIONS	1,806,879	12,357,920	18,386,845
DISCONTINUED OPERATIONS
Net profit for the year from discontinued operations	0	0	15,079,318
NET PROFIT FOR THE YEAR	1,806,879	12,357,920	33,466,163
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations	0	0	(842,116)
Total other comprehensive income	0	0	(842,116)
Total comprehensive income	1,806,879	12,357,920	32,624,047
Net income attributable to:
Owners of the parent company	1,938,676	12,828,735	33,374,740
Non-controlling interest	(131,797)	(470,815)	91,423
NET PROFIT FOR THE YEAR	1,806,879	12,357,920	33,466,163
Total comprehensive income attributable to:
Owners of the parent company	1,938,676	12,828,735	32,945,244
Non-controlling interest	(131,797)	(470,815)	(321,197)
Total comprehensive income	$ 1,806,879	$ 12,357,920	$ 32,624,047
Earnings per share (basic and diluted):
Earnings per share, basic from continued operations (in pesos per share)	$ 3.3122	$ 21.6685	$ 31.9383
Earnings per share, diluted from continued operations (in pesos per share)	3.3122	21.6685	31.9383
Earnings per share, basic from continued and discontinued operations (in pesos per share)	3.3122	21.6685	55.9954
Earnings per share, diluted from continued and discontinued operations (in pesos per share)	$ 3.3122	$ 21.6685	$ 55.9954